John Hancock
Corporate Bond ETF
Quarterly portfolio holdings 7/31/2021

Fund’s investments
As of 7-31-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 99.0%				$20,636,439
(Cost $19,807,522)
Communication services 11.5%				2,391,066
Diversified telecommunication services 4.2%
AT&T, Inc.	3.100	02-01-43	210,000	209,859
AT&T, Inc.	3.500	06-01-41	120,000	127,484
Level 3 Financing, Inc. (A)	3.400	03-01-27	200,000	211,794
Verizon Communications, Inc.	2.650	11-20-40	330,000	323,081
Entertainment 1.0%
The Walt Disney Company	1.750	01-13-26	200,000	206,708
Media 4.3%
Charter Communications Operating LLC	3.500	06-01-41	420,000	428,759
Comcast Corp.	3.750	04-01-40	400,000	463,684
Wireless telecommunication services 2.0%
T-Mobile USA, Inc.	2.550	02-15-31	410,000	419,697
Consumer discretionary 9.7%				2,019,456
Automobiles 2.5%
General Motors Financial Company, Inc.	2.700	08-20-27	290,000	303,941
Hyundai Capital America (A)	2.375	10-15-27	200,000	206,339
Hotels, restaurants and leisure 4.1%
Booking Holdings, Inc.	4.625	04-13-30	200,000	240,478
Expedia Group, Inc.	3.250	02-15-30	300,000	314,880
Marriott International, Inc.	4.625	06-15-30	260,000	301,062
Internet and direct marketing retail 2.0%
Amazon.com, Inc.	2.500	06-03-50	440,000	423,511
Multiline retail 1.1%
Dollar Tree, Inc.	4.200	05-15-28	200,000	229,245
Consumer staples 1.2%				249,178
Beverages 1.2%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	200,000	249,178
Energy 10.3%				2,153,780
Oil, gas and consumable fuels 10.3%
Aker BP ASA (A)	3.750	01-15-30	300,000	325,966
Cenovus Energy, Inc.	5.400	06-15-47	200,000	248,800
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	280,000	316,403
Energy Transfer LP	5.250	04-15-29	200,000	238,331
Kinder Morgan, Inc.	3.600	02-15-51	200,000	208,997
MPLX LP	4.000	03-15-28	270,000	303,124
Sabine Pass Liquefaction LLC	4.200	03-15-28	270,000	306,233
The Williams Companies, Inc.	2.600	03-15-31	200,000	205,926
Financials 26.9%				5,607,159
Banks 17.2%
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	490,000	507,856
Barclays PLC	4.375	01-12-26	400,000	451,140
Citigroup, Inc. (2.976% to 11-5-29, then SOFR + 1.422%)	2.976	11-05-30	400,000	427,816
Citizens Financial Group, Inc.	3.250	04-30-30	400,000	438,904
JPMorgan Chase & Co. (2.739% to 10-15-29, then SOFR + 1.510%)	2.739	10-15-30	400,000	422,703
Lloyds Banking Group PLC	4.450	05-08-25	400,000	449,245
Santander Holdings USA, Inc.	4.400	07-13-27	400,000	452,053
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%)	2.879	10-30-30	400,000	427,451
2	JOHN HANCOCK CORPORATE BOND ETF | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets 5.4%
Ares Capital Corp.	3.875	01-15-26	200,000	$215,865
Morgan Stanley (3.772% to 1-24-28, then 3 month LIBOR + 1.140%)	3.772	01-24-29	450,000	506,030
The Goldman Sachs Group, Inc. (1.431% to 3-9-26, then SOFR + 0.798%)	1.431	03-09-27	400,000	401,933
Diversified financial services 1.1%
Jefferies Group LLC	4.150	01-23-30	200,000	228,565
Insurance 3.2%
Brighthouse Financial, Inc.	3.700	06-22-27	200,000	220,906
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	200,000	210,800
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	200,000	245,892
Health care 7.9%				1,648,323
Biotechnology 1.1%
AbbVie, Inc.	3.200	11-21-29	200,000	219,569
Health care providers and services 4.8%
AmerisourceBergen Corp.	3.450	12-15-27	200,000	220,609
CVS Health Corp.	4.300	03-25-28	310,000	358,940
HCA, Inc.	4.125	06-15-29	200,000	228,276
Universal Health Services, Inc. (A)	2.650	10-15-30	200,000	203,260
Pharmaceuticals 2.0%
Royalty Pharma PLC (A)	1.750	09-02-27	200,000	201,157
Viatris, Inc. (A)	4.000	06-22-50	200,000	216,512
Industrials 5.6%				1,172,335
Aerospace and defense 1.0%
The Boeing Company	3.750	02-01-50	210,000	218,262
Airlines 1.1%
Delta Air Lines, Inc. (A)	4.750	10-20-28	200,000	223,500
Industrial conglomerates 1.7%
General Electric Company	4.250	05-01-40	300,000	358,032
Trading companies and distributors 1.8%
AerCap Ireland Capital DAC	3.650	07-21-27	150,000	161,072
Air Lease Corp.	2.875	01-15-26	200,000	211,469
Information technology 12.0%				2,492,180
Communications equipment 0.6%
Motorola Solutions, Inc.	2.300	11-15-30	125,000	124,976
IT services 1.0%
Visa, Inc.	2.700	04-15-40	200,000	209,353
Semiconductors and semiconductor equipment 3.7%
Broadcom, Inc. (A)	2.450	02-15-31	210,000	209,198
Micron Technology, Inc.	4.185	02-15-27	200,000	226,518
NVIDIA Corp.	2.850	04-01-30	300,000	328,042
Software 3.6%
Microsoft Corp.	2.525	06-01-50	430,000	429,783
Oracle Corp.	2.300	03-25-28	310,000	321,729
Technology hardware, storage and peripherals 3.1%
Apple, Inc.	1.200	02-08-28	400,000	397,039
Dell International LLC	8.350	07-15-46	150,000	245,542
Materials 3.1%				638,213
Chemicals 1.0%
International Flavors & Fragrances, Inc. (A)	1.832	10-15-27	200,000	202,357
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CORPORATE BOND ETF	3

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Construction materials 1.1%
Vulcan Materials Company	3.500	06-01-30	200,000	$222,956
Metals and mining 1.0%
Newmont Corp.	2.800	10-01-29	200,000	212,900
Real estate 5.6%				1,174,901
Equity real estate investment trusts 5.6%
American Tower Corp.	3.800	08-15-29	200,000	225,237
CyrusOne LP	2.150	11-01-30	210,000	202,577
Equinix, Inc.	1.550	03-15-28	200,000	199,182
GLP Capital LP	5.375	04-15-26	200,000	231,476
Host Hotels & Resorts LP	3.375	12-15-29	300,000	316,429
Utilities 5.2%				1,089,848
Electric utilities 4.0%
NextEra Energy Capital Holdings, Inc.	2.750	11-01-29	250,000	266,669
NRG Energy, Inc. (A)	4.450	06-15-29	270,000	304,385
Vistra Operations Company LLC (A)	4.300	07-15-29	250,000	273,547
Multi-utilities 1.2%
CenterPoint Energy Resources Corp.	1.750	10-01-30	250,000	245,247

	Yield (%)	Shares	Value
Short-term investments 0.4%			$76,496
(Cost $76,496)
Short-term funds 0.4%			76,496
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(B)	76,496	76,496

Total investments (Cost $19,884,018) 99.4%	$20,712,935
Other assets and liabilities, net 0.6%	122,262
Total net assets 100.0%	$20,835,197

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,823,907 or 13.6% of the fund’s net assets as of 7-31-21.
(B)	The rate shown is the annualized seven-day yield as of 7-31-21.
4	JOHN HANCOCK CORPORATE BOND ETF | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2021, by major security category or type:
	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Corporate bonds	$20,636,439	—	$20,636,439	—
Short-term investments	76,496	$76,496	—	—
Total investments in securities	$20,712,935	$76,496	$20,636,439	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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